SUBSEQUENT EVENTS (Details) - Digital Health Acquisition Corp.									1 Months Ended
	Jul. 02, 2024 USD ($) $ / shares	Jun. 24, 2024 USD ($)	Feb. 13, 2024 USD ($)	Feb. 02, 2024 item	Jan. 25, 2024 USD ($)	May 23, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Jan. 18, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Jan. 31, 2024 USD ($)	Jan. 22, 2024 USD ($)
SUBSEQUENT EVENTS
Number of consecutive trading days prior to the date of the letter						30 days
Minimum market value of listed securities						$ 15,000,000	$ 50,000,000		$ 50,000,000
Backstop Agreement
SUBSEQUENT EVENTS
Aggregate purchase price							$ 15,000,000
Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued | shares							7,000
Number of preferred stock converted to into common stock | shares								234,260
Maximum | Backstop Agreement
SUBSEQUENT EVENTS
Warrants to purchase shares of common stock | shares								106,000
Aggregate purchase price								$ 2,000,000
Additional PIPE financing							$ 7,000,000
Maximum | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued | shares							2,000	2,000
Unsecured promissory note
SUBSEQUENT EVENTS
Aggregate principal amount										$ 190,750	$ 165,000
Aggregate purchase price					$ 55,556
VSee Note [Member]
SUBSEQUENT EVENTS
Debt instrument to be converted after closing business combination			$ 600,000
iDoc Note [Member]
SUBSEQUENT EVENTS
Debt instrument to be converted after closing business combination			$ 600,000
Subsequent Event
SUBSEQUENT EVENTS
Extension period (in months)				3 months
Number of extensions permitted | item				4
Subsequent Event | Unsecured promissory note
SUBSEQUENT EVENTS
Aggregate principal amount										$ 190,750	$ 165,000
Aggregate purchase price					$ 55,556
Subsequent Event | Equity Purchase Agreement | Bridge Investor
SUBSEQUENT EVENTS
Amount to be converted	$ 500,000
Conversion price | $ / shares	$ 10
Subsequent Event | Exchange Note
SUBSEQUENT EVENTS
Aggregate principal amount		$ 3,000,000
Original issue discount (in percent)		7.00%
Subsequent Event | Exchange Note | Bridge Investor
SUBSEQUENT EVENTS
Aggregate principal amount		$ 2,523,744.29